Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
Accumulated deficit	$ (392,269,000)	$ (371,360,000)	$ (363,134,000)
Working capital	42,700,000	6,500,000
Shareholders' deficit	34,196,000	(1,441,000)	689,000	4,599,000
Common stock, Shares		50,000,000	25,000,000
Net Proceeds		$ 5,547,000	$ 4,349,000
Restricted Stock [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Unvested restricted stock awards		1,453,000	939,000